Deferred Charges, net (Tables)	6 Months Ended
Jun. 30, 2026
Deferred Charges, net [Abstract]
Deferred Dry-Docking Costs, net
The movement in deferred dry-docking costs, net in the accompanying unaudited condensed consolidated balance sheets is as follows:

Dry-docking costs
Balance December 31, 2025	$6,066,454
Additions	3,646,802
Amortization	(1,124,403)
Balance June 30, 2026	$8,588,853